Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Net operating loss carryforwards	$ 14,688
Gross deferred tax assets	47,876
Less: Valuation allowance	(27,174)
Deferred Tax Liabilities:
Total deferred tax liabilities	(20,702)
Archer Aviation Inc
Deferred Tax Assets:
Net operating loss carryforwards	7,500,000	$ 299,000
Accrued expenses	43,000	14,000
Operating lease liability	645,000
Other	34,000
Gross deferred tax assets	8,222,000	313,000
Less: Valuation allowance	(7,216,000)	(312,000)
Deferred tax assets, net of valuation allowance	1,006,000	1,000
Deferred Tax Liabilities:
Stock-based compensation	(5,000)
Depreciation and amortization	(356,000)	(1,000)
Right-of-use asset	(645,000)
Total deferred tax liabilities	$ (1,006,000)	$ (1,000)